UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM


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1.     Name and address of issuer:

       Builders Fixed Income Fund, Inc.
       2190 S. Mason Road, Suite 208
       St. Louis, MO 63131
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.     Investment Company Act File Number:          811-08273


       Securities Act File Number:                  333-30221
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4(a).  Last day of fiscal year for which this Form is filed:

       December 31, 1998
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4(b).  [ ] Check  box if this  Form is being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c).  [ ] Check box if this is the last time the issuer will be filing this
           Form.

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5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during
              the fiscal  year  pursuant  to section  24(f):        $ 11,889,154
                                                                    ------------
       (ii)   Aggregate  price of  securities
              redeemed or repurchased  during
              the fiscal year:                        $          0
                                                      ------------
       (iii)  Aggregate  price of  securities
              redeemed or repurchased  during
              any PRIOR fiscal year ending no
              earlier  than  October 11, 1995
              that were not  previously  used
              to  reduce   registration  fees
              payable to the Commission:               $          0
                                                       ------------

       (iv)   Total available  redemption credits [add Items
              5(ii) and 5(iii)]:                                    $          0
                                                                    ------------
       (v)    Net sales - if Item 5(i) is greater  than Item
              5(iv)  [subtract  Item 5(iv) from Item  5(i)]:        $ 11,889,154
                                                                    ------------
       (vi)   Redemption   Credits  available
              for  use in  future  years - if
              Item  5(i)  is less  than  Item
              5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                              $          0
                                                       ------------

       (vii)  Multiplier for  determining  registration  fee
              (See Instruction C.9):                                  0.00027800
                                                                    ------------
       (viii) Registration  fee due  [multiply  Item 5(v) by
              Item  5(vii)]  (enter  "0" if no fee is  due):        $   3,305.18
                                                                    ============
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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________ .
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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

       $0
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line7]:


       $3,305.18
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Date: March 30, 1999                       CIK Number: 0001038698
                 --------------                                   ----------

           Method of Delivery:
                               [X] Wire Transfer
                               [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joy Ausili
                         ----------------------------------------
                             Joy Ausili, Assistant Treasurer
                         ----------------------------------------


Date: March 30, 1999

   *Please print the name and title of the signing officer below the signature